ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare			$ 12,716	$ 11,150
Individual income tax withheld			487	593
VAT payable			880	271
Accrued professional fees			1,971	3,303
Accrued advertising fees			2,950	1,666
Credit card processing charges			441	483
Accrued sales return	$ 1,236	$ 1,927	1,336	1,236
Other accrued expenses			1,907	2,025
Total			$ 22,688	$ 20,727
Movements in accrued sales return
Balance at the beginning of the period	1,236	1,927
Allowance for sales return made in the year	9,257	7,929
Utilization of accrued sales return	(9,157)	(8,620)
Balance at the end of the period	$ 1,336	$ 1,236